Warrant Liability	3 Months Ended
Mar. 31, 2014
Warrant Liability [Abstract]
Warrant Liability [Text Block]
Note 10. Warrant Liability

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model. This model is dependent upon several variables such as the instrument’s expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term and the expected volatility of the Company’s stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were as follows:

	March 31, 2014	December 31, 2013

Stock Price	$10.55	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.90%	0.78%
Expected Term	2.77	2.97
Expected Volatility	44.74	44.69

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance - December 31, 2013	$18,280
Fair value adjustment	8,880
Balance - March 31, 2014	$27,160